Condensed Consolidated Interim Statements of Operations and Other Comprehensive (Loss) (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Expenses
Research and development	$ 1,546	$ 452
General and administrative expenses	2,047	521
Loss from operations	(3,593)	(973)
Change in fair value of warrant liability	369
Share of (loss) income in associates accounted for using equity method	(44)	440
Interest (expense)	(34)	(122)
Loss before provision for income taxes	(3,302)	(655)
Income tax benefit	79
Net (loss)	(3,223)	(655)
Other comprehensive income (loss)
Unrealized gain on investments		78
Total comprehensive (loss) for period	(3,223)	(577)
Net (loss) income attributable to:
Owners of the Company	(3,066)	(696)
Non-controlling interest	(157)	41
Net (loss) income	(3,223)	(655)
Comprehensive (loss) income attributable to:
Owners of the Company	(3,066)	(618)
Non-controlling interest	(157)	41
Total comprehensive (loss) income for year	$ (3,223)	$ (577)
(Loss) per share
Basic and diluted	$ (0.25)	$ (0.06)
Weighted average shares outstanding
Basic and diluted	12,213	11,104